Share-Based Payment - Schedule of Expenses Recognized in Financial Statements (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Expenses Recognized in Financial Statements [Abstract]
Expenses arising from share-based payment transactions	€ 16	€ 112	€ 122